Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets [abstract]
Property, plant and equipment	$ 9,254	$ 9,514
Right-of-use assets	1,368	1,410
Goodwill	25,234	23,341
Intangible assets other than goodwill	27,775	26,879
Investments in associated companies	103	205
Deferred tax assets	4,400	4,309
Financial assets	2,023	2,607
Other non-current assets	1,655	1,199
Total non-current assets	71,812	69,464
Current assets [abstract]
Inventories	5,747	5,913
Trade receivables	8,228	7,107
Income tax receivable	252	426
Marketable securities, commodities, time deposits and derivative financial instruments	532	1,035
Cash and cash equivalents	7,903	13,393
Other current assets	3,031	2,607
Total current assets	25,693	30,481
Total assets	97,505	99,945
Equity [abstract]
Share capital	793	825
Treasury shares	(25)	(41)
Reserves	40,965	45,883
Equity attributable to Novartis AG shareholders	41,733	46,667
Non-controlling interests	169	83
Total equity	41,902	46,750
Non-current liabilities [abstract]
Financial debts	19,663	18,436
Lease liabilities	1,560	1,598
Deferred tax liabilities	2,456	2,248
Provisions and other non-current liabilities	4,312	4,523
Total non-current liabilities	27,991	26,805
Current liabilities [abstract]
Trade payables	4,146	4,926
Financial debts and derivative financial instruments	7,532	6,175
Lease liabilities	232	230
Current income tax liabilities	1,919	1,893
Provisions and other current liabilities	13,783	13,166
Total current liabilities	27,612	26,390
Total liabilities	55,603	53,195
Total equity and liabilities	$ 97,505	$ 99,945